Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Entity Registrant Name	JMU Ltd
Trading Symbol	JMU
Entity Central Index Key	0001527762
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	1,475,645,946
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY